CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended		189 Months Ended	192 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Revenues:
Research material sales	$ 0	$ 0	$ 10	$ 10	$ 580	$ 580
Contract research and development from related parties	0	0	0	0	1,128	1,128
Research grants and other	0	0	0	0	1,061	1,061
Total revenues	0	0	10	10	2,769	2,769
Operating cost and expenses:
Cost of research material sales	0	0	0	0	382	382
Research and development	3,580	4,440	13,452	9,899	90,264	93,844
General and administration	2,183	2,316	13,335	5,463	75,324	77,507
Depreciation and amortization	2	0	10	2	2,363	2,365
Loss on facility sublease	0	0	0	0	895	895
Asset impairment loss and other (gain) loss	0	0	0	0	2,445	2,445
Total operating costs and expenses	5,765	6,756	26,797	15,364	171,673	177,438
Loss from operations	(5,765)	(6,756)	(26,787)	(15,354)	(168,904)	(174,669)
Other income (expense):
Valuation of reclassified equity instruments	491	0	8,821	0	15,580	16,071
Conversion inducement expense	0	0	(7,944)	(4,673)	(18,234)	(18,234)
Derivative valuation gain/(loss)	348	(161)	728	54	782	1,130
Gain on sale of intellectual property and property and equipment	0	0	0	0	3,664	3,664
Interest expense	(5,225)	(1,491)	(7,648)	(7,884)	(41,564)	(46,789)
Interest income and other	0	0	0	489	1,707	1,707
Net loss	(10,151)	(8,408)	(32,830)	(27,368)	(206,969)	(217,120)
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences	0	0	0	0	(12,349)	(12,349)
Warrants issued on Series A and Series A-1 preferred stock dividends	0	0	0	0	(4,664)	(4,664)
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	(1,872)	(1,872)
Series A preferred stock redemption fee	0	0	0	0	(1,700)	(1,700)
Beneficial conversion feature of Series D preferred stock	0	0	0	0	(4,274)	(4,274)
Net loss applicable to common stockholders	(10,151)	(8,408)	(32,830)	(27,368)	(251,778)	(261,929)
Net loss per share applicable to common stockholders - basic (in dollars per share)	$ (0.07)	$ (0.11)	$ (0.35)	$ (0.41)
Weighted average shares used in computing basic loss per share (in shares)	153,584	77,087	94,197	67,063
Series A Preferred Stock [Member]
Other income (expense):
Modification of preferred stock warrants	0	0	0	0	(2,306)	(2,306)
Preferred stock dividends	0	0	0	0	(334)	(334)
Series A 1 Preferred Stock [Member]
Other income (expense):
Modification of preferred stock warrants	0	0	0	0	(16,393)	(16,393)
Preferred stock dividends	$ 0	$ 0	$ 0	$ 0	$ (917)	$ (917)